American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2023

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 91.9%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	50,732,974	50,339,670
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	69,468,759	68,935,936
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	79,056,965	79,778,223
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	21,352,441	21,227,383
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	49,901,134	53,473,439
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	46,032,851	47,604,020
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	42,759,434	47,152,243
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	20,970,873	23,474,940
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	85,192,108	69,123,363
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	64,600,571	50,517,943
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	83,976,491	75,140,010
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	65,188,861	51,026,770
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	6,296,901	5,157,122
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	28,737,720	22,674,738
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	27,008,592	21,819,435
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	7,212,927	5,813,377
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	49,274,753	32,167,570
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	49,272,720	30,546,517
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	51,646,849	31,709,999
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	128,085,474	127,745,698
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	74,404,750	73,468,032
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	62,446,956	61,379,320
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	18,757,935	18,090,091
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	71,892,487	69,661,819
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	131,009,905	125,992,955
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	139,104,303	134,236,444
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26(1)	84,477,649	80,423,770
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	32,694,360	31,158,732
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	23,416,432	22,241,084
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	55,716,500	52,959,895
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	135,648,975	127,497,441
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	41,500,800	39,445,615
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	108,440,562	102,645,271
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	26,665,860	25,980,119
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,267,249	2,170,547
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	55,434,015	53,071,301
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	63,259,390	58,488,253
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	61,518,251	55,784,802
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	17,817,773	16,105,219
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	102,340,416	91,399,072
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	84,706,902	75,351,076
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	83,266,043	73,177,386
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	91,850,033	83,967,041
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/33	83,136,375	78,705,630
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/33	24,715,248	23,980,704
TOTAL U.S. TREASURY SECURITIES (Cost $2,746,489,705)		2,492,810,015
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,409,296

Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.11%), 5/15/32(2)		8,550,000	8,425,285
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 7.36%, (3-month SOFR plus 1.96%), 4/15/33(2)		9,500,000	9,513,455
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.92%, (1-month SOFR plus 1.56%), 10/16/36(2)		4,023,000	3,849,126
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 7.48%, (3-month SOFR plus 2.06%), 1/20/32(2)		10,000,000	10,005,216
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.65%, (1-month SOFR plus 2.30%), 6/17/37(2)		8,609,334	8,600,620
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.86%, (3-month SOFR plus 2.46%), 7/15/31(2)		3,800,000	3,764,907
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $49,402,255)			48,567,905
CORPORATE BONDS — 1.1%
Banks — 0.7%
Bank of Montreal, 5.27%, 12/11/26		1,711,000	1,735,312
Citigroup, Inc., VRN, 3.67%, 7/24/28		620,000	591,286
Citigroup, Inc., VRN, 3.52%, 10/27/28		503,000	476,038
Citigroup, Inc., VRN, 3.98%, 3/20/30		773,000	734,221
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		2,554,000	2,459,369
JPMorgan Chase Bank N.A., 5.11%, 12/8/26		3,355,000	3,386,419
Toronto-Dominion Bank, 5.26%, 12/11/26		1,412,000	1,440,435
Wells Fargo Bank N.A., 5.25%, 12/11/26		6,865,000	6,951,541
			17,774,621
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30		2,940,000	2,454,329
Duke Energy Progress LLC, 2.00%, 8/15/31		5,000,000	4,133,765
			6,588,094
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		940,000	764,647
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		666,000	469,258
Software†
Oracle Corp., 3.60%, 4/1/40		1,315,000	1,049,674
Specialty Retail — 0.2%
Lowe's Cos., Inc., 5.15%, 7/1/33		3,800,000	3,906,089
TOTAL CORPORATE BONDS (Cost $32,185,824)			30,552,383
ASSET-BACKED SECURITIES — 0.8%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		5,437,996	4,698,704
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)		682,171	665,572
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	14,050,000	9,893,053
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		4,437,759	3,503,096
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)		2,940,568	2,327,851
TOTAL ASSET-BACKED SECURITIES (Cost $24,563,141)			21,088,276
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITY — 0.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, 6.00%, 1/1/53 (Cost $13,769,934)		13,784,955	14,026,523
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)		7,950,000	6,814,329
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.48%, (1-month SOFR plus 2.11%), 9/15/36(2)		5,715,151	5,476,590
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,934,851)			12,290,919

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		80,135	72,780

Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	2,195,346	1,817,902
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,749,416	1,447,496
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.34%, (30-day average SOFR plus 1.00%), 9/25/31(2)	1,318,156	1,315,497
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	438,481	422,754
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	937,325	857,437
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,754,881	3,101,825
		9,035,691
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 8.05%, (30-day average SOFR plus 2.71%), 5/25/24	177,842	179,038
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,406,023)		9,214,729
SHORT-TERM INVESTMENTS — 4.2%
Discount Notes(3)— 0.9%
Federal Home Loan Bank Discount Notes,1.06%, 1/3/24	25,000,000	24,981,944
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,804,294	26,804,294
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $4,592,289), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $4,500,594)		4,497,945
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $55,042,288), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $53,994,838)		53,963,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 1.25% - 1.875%, 11/30/26 - 2/15/32, valued at $4,604,981), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $4,514,657)		4,512,000
		62,972,945
TOTAL SHORT-TERM INVESTMENTS (Cost $114,773,621)		$114,759,183
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $3,005,525,354)		2,743,309,933
OTHER ASSETS AND LIABILITIES — (1.1)%		(31,046,629)
TOTAL NET ASSETS — 100.0%		$2,712,263,304

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,399,397	CAD	12,748,026	UBS AG	3/15/24	$(230,894)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	3,363	March 2024	$365,805,072	$7,744,108
U.S. Treasury 10-Year Notes	415	March 2024	46,849,609	665,123
U.S. Treasury 10-Year Ultra Notes	972	March 2024	114,711,188	4,766,980
U.S. Treasury 2-Year Notes	65	March 2024	13,384,414	126,318
			$540,750,283	$13,302,529
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	$(738)	$5,349,179	$5,348,441
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	653,298	653,822
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	586	1,874,085	1,874,671
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	5,206,329	5,207,134
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	5,240,008	5,240,813
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	403	2,537,091	2,537,494
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	458	(41,465)	(41,007)
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	484	(53,619)	(53,135)
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	622	(240,142)	(239,520)
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,507,196	3,506,421
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	3,608,522	3,607,758
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	3,082,924	3,082,186
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	565,400	564,857
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	548	888,014	888,562
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	751	(530,790)	(530,039)
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	632	(162,451)	(161,819)
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	727	(421,947)	(421,220)
					$3,787	$31,061,632	$31,065,419

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value^
Bank of America N.A.(4)	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	$289,513
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	290,244
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	480,492
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(2,653,886)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,238,697)
						$(2,832,334)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $24,902,019.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $90,487,257, which represented 3.3% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $241,824.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,492,810,015	—
Collateralized Loan Obligations	—	48,567,905	—
Corporate Bonds	—	30,552,383	—
Asset-Backed Securities	—	21,088,276	—
U.S. Government Agency - Mortgage-Backed Security	—	14,026,523	—
Commercial Mortgage-Backed Securities	—	12,290,919	—
Collateralized Mortgage Obligations	—	9,214,729	—
Short-Term Investments	$26,804,294	87,954,889	—
	$26,804,294	$2,716,505,639	—
Other Financial Instruments
Futures Contracts	$13,302,529	—	—
Swap Agreements	—	$33,572,408	—
	$13,302,529	$33,572,408	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$5,339,323	—
Forward Foreign Currency Exchange Contracts	—	230,894	—
	—	$5,570,217	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.